Segments And Nature Of Business (Service Revenues And Sales And After-Tax Earnings By Business Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Percentage of concentration risk services represent from vendor	90.00%	90.00%	90.00%
Total service revenues and sales	$ 1,456,282	$ 1,413,329	$ 1,430,043
Net income	99,317	77,227	89,304
Total interest income	(29)	847	809
Interest expense	8,186	15,035	14,723
Income tax provision	63,437	46,602	56,515
Total identifiable assets	859,932	893,701	859,626
Total additions to long-lived assets	43,821	31,581	41,152
Depreciation and amortization	33,072	32,388	30,521
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net income	128,260	105,387	117,482
Total interest income	9,042	7,134	5,530
Interest expense	570	504	666
Income tax provision	79,086	64,470	71,862
Total identifiable assets	797,438	759,995	744,290
Total additions to long-lived assets	43,475	31,421	40,867
Depreciation and amortization	30,862	29,872	28,072
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Net income	(28,943)	(28,160)	(28,178)
Total interest income	10	56	76
Interest expense	7,616	14,531	14,057
Income tax provision	(15,649)	(17,868)	(15,347)
Total identifiable assets	62,494	133,706	115,336
Total additions to long-lived assets	346	160	285
Depreciation and amortization	2,210	2,516	2,449
Intercompany Eliminations [Member]
Segment Reporting Information [Line Items]
Total interest income	(9,081)	(6,343)	(4,797)
Segment VITAS [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	1,064,205	1,045,113	1,067,037
Net income	86,185	76,144	86,577
Total interest income	6,111	5,038	3,883
Interest expense	207	182	233
Income tax provision	53,278	46,910	53,092
Total identifiable assets	546,031	518,316	519,555
Total additions to long-lived assets	21,880	16,219	24,735
Depreciation and amortization	19,635	20,251	19,043
Segment Roto-Rooter [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	392,077	368,216	363,006
Net income	42,075	29,243	30,905
Total interest income	2,931	2,096	1,647
Interest expense	363	322	433
Income tax provision	25,808	17,560	18,770
Total identifiable assets	251,407	241,679	224,735
Total additions to long-lived assets	21,595	15,202	16,132
Depreciation and amortization	11,227	9,621	9,029
Medicare And Medicaid Reimbursement Programs [Member] | Segment VITAS [Member]
Segment Reporting Information [Line Items]
Percentage of concentration risk services represent from vendor	90.00%
Routine Homecare [Member] | Segment VITAS [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	810,413	791,735	778,776
Continuous Care [Member] | Segment VITAS [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	152,206	155,409	172,063
General Inpatient [Member] | Segment VITAS [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	102,876	104,968	114,494
Medicare Cap [Member] | Segment VITAS [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	(1,290)	(6,999)	1,704
Sewer And Drain Cleaning [Member] | Segment Roto-Rooter [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	141,078	141,283	138,500
Plumbing Repair And Maintenance [Member] | Segment Roto-Rooter [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	174,993	168,942	171,890
Independent Contractors [Member] | Segment Roto-Rooter [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	36,496	33,030	28,522
Water And Restoration [Member] | Segment Roto-Rooter [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	18,480	3,042	414
Other Products And Services [Member] | Segment Roto-Rooter [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	$ 21,030	$ 21,919	$ 23,680
Sales [Member] | Segment VITAS [Member]
Segment Reporting Information [Line Items]
Percentage of concentration risk services represent from vendor	73.00%	74.00%
Sales [Member] | Segment Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Percentage of concentration risk services represent from vendor	27.00%	26.00%